Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 33,855	£ 20,958
Drawdown from TFS	0	6,300
Drawdown from TFSME	31,900	11,700
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	414	375
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	931	2,063
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	32,507	18,519
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 3	£ 1